Supplementary Financial Statement Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Revenues by geographic area	$ 823	$ 606	$ 1,432	$ 1,200
United states and Canada [Member]
Revenues by geographic area	789	553	1,334	1,080
Europe [Member]
Revenues by geographic area	$ 34	$ 53	$ 98	$ 120